Income tax - Summary of Reconciliation of Tax Benefit/(Expense) and Accounting Loss (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate	206.00%	206.00%	206.00%